BUSINESS COMBINATIONS	6 Months Ended
Jun. 30, 2019
Business Combinations1 [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS
The partnership did not complete any business combinations in the six months ended June 30, 2019.

The partnership completed the following significant business combinations (prior to the adoption of IFRS 3 Amendments) during 2018 that were accounted for on a provisional basis in Note 4, Acquisition of GGP and Note 5, Acquisitions and Business Combinations of the partnership’s annual report on Form 20-F for the year ended December 31, 2018:

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On August 3, 2018, the partnership acquired a 100% leasehold interest in 666 Fifth Avenue, a commercial office asset in New York, for consideration of $1,299 million. In the first quarter of 2019, the partnership completed the purchase price allocation for 666 Fifth Avenue. No material changes were made to the provisional purchase price allocation. This asset was deconsolidated by the partnership on January 31, 2019. See Note 4, Investment Properties for further information.

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On August 28, 2018, the partnership acquired all of the outstanding shares of common stock of GGP Inc. (“GGP”) (“GGP acquisition”) other than those shares previously held by the partnership and its affiliates, which represented a 34% interest in GGP prior to the acquisition. In the transaction, former GGP shareholders elected to receive, for each GGP common share, subject to proration, either $23.50 in cash or either one LP Unit or one BPR Unit. As a result of the GGP acquisition, 161 million BPR Units and 88 million LP Units were issued to former GGP shareholders. In the second quarter of 2019, the partnership completed the purchase price allocation for GGP. No material changes were made to the provisional purchase price allocation.

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On December 7, 2018, the partnership acquired all of the outstanding common shares of Forest City Realty Trust Inc. (“Forest City”), a publicly traded company which owns a portfolio of office, multifamily and mixed-use assets across the U.S, for consideration of $6,948 million. During 2019, the partnership finalized the review over the fair value of the investment properties and property debt obligations as at the acquisition date and recognized an opening equity adjustment of $493 million that mostly consisted of a bargain purchase gain. The bargain purchase gain was reflecting the discount to net asset value of the previously publicly traded shares of Forest City. The partnership is currently reviewing the deferred tax asset and deferred tax liability as part of the provisional purchase price allocation. This portfolio was deconsolidated by the partnership on January 31, 2019. See Note 4, Investment Properties for further information.